Employees' Emoluments	12 Months Ended
Dec. 31, 2017
Employees' Emoluments [Abstract]
EMPLOYEES' EMOLUMENTS
17.	EMPLOYEES’ EMOLUMENTS

	Year ended December 31,
	2017	2016	2015

Salaries and other short-term benefits	2,476,506	1,369,524	1,878,963
Defined contribution benefit schemes	189,621	280,594	1,888,828
Total employee benefits expense (including directors’ emoluments)	2,666,127	1,650,118	3,767,791

The employees of the Group’s PRC subsidiaries are members of state-managed retirement benefit schemes operated by the local government. The subsidiaries are required to contribute a specified percentage of its payroll costs to the retirement benefit schemes to fund the benefits. The only obligation of the Group with respect to the retirement benefit schemes is to make the specified contributions.